BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2.	BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

a)	Basis of presentation and comparison of information

The accompanying Unaudited Interim Condensed Consolidated Financial Statements as of and for the six months ended June 30, 2026 and 2025 (the “Unaudited Interim Condensed Consolidated Financial Statements”), have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and pursuant to the interpretations issued by Interpretation Committee of the IASB (“IFRIC”).

According to IAS 34, interim financial reporting is intended to bring the contents of the last Consolidated Financial Statements up to date, emphasizing any new activities, events or circumstances that occurred during the six months ended June 30, 2026 but without duplicating the information previously published in the Consolidated Financial Statements. Therefore, in order to properly understand the information included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements, they must be read together with the Company’s Consolidated Financial Statements as of December 31, 2025.

Certain related-party balances previously included within “Other borrowings” are now presented within “Payables with Related Parties”, consistent with their operating nature. These balances amounted to €2,901 thousand as of June 30, 2026, and €1,808 thousand as of December 31, 2025. The related cash flows are now presented within operating rather than financing activities. These presentation changes have no impact on total liabilities, equity, profit or loss, or the net change in cash and cash equivalents.

The Unaudited Interim Condensed Consolidated Financial Statements of Codere Online were approved on September 29, 2026.

a.1.)	Changes in perimeter

The perimeter of Codere Online consists of 8 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Israel and Argentina) and 2 holding companies (Spain and Luxembourg) as described in Note 1.

Codere Online Operator Ltd., which was previously included in the consolidation perimeter, was liquidated on August 28, 2024, and has therefore been excluded from the consolidation perimeter. The liquidation was finalized on May 25, 2025.

Additionally, for the six-month period ended June 30, 2026, Codere Online Argentina S.A. Unión Transitoria has not been consolidated, following the execution of a transfer agreement on September 25, 2025, pursuant to which Codere Online agreed to transfer its 98% ownership interest in the Temporary Union Contract to Cela, S.A. and Vital, S.A. (a company within Cela, S.A.’s group of companies), including its rights and obligations with respect to the online gaming license and all relevant third-party agreements.

a.2.)	Accounting estimates and judgments

The preparation of these Unaudited Interim Condensed Consolidated Financial Statements requires that management make some judgments, estimates and assumptions that affect the application of accounting policies and the balances of assets, liabilities, income and expenses. The estimates and related assumptions are based on historical experience and other factors that are understood as reasonable under the circumstances. Actual results may differ from these estimates.

b)	Accounting policies

The accounting policies used in the preparation of these Unaudited Interim Condensed Consolidated Financial Statements are the same as those applied in the Consolidated Financial Statements as of and for the year ended December 31, 2025.

New IFRS, IFRIC and amendments to IFRS not effective as of June 30, 2026

As of the approval date of the Unaudited Interim Condensed Consolidated Financial Statements, the following standards, amendments and interpretations had been published by the IASB, but their application was not mandatory for the six month period ended June 30, 2026:

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.	January 1, 2027

Translation to a Hyperinflationary Presentation Currency Amendments to IAS 21	Issued in November 2025, Translation to a Hyperinflationary Presentation Currency amends IAS 21 The Effects of Changes in Foreign Exchange Rates to introduce translation requirements for entities translating their financial statements, or the results and financial position of a foreign operation, from a functional currency that is the currency of a non hyperinflationary economy to a presentation currency that is the currency of a hyperinflationary economy.	January 1, 2027

Codere Online estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the recognition or measurement of its underlying transactions in the initial period of application. However, Codere Online is currently assessing the implications of applying IFRS 18 on Codere Online’s Unaudited Interim Condensed Consolidated Financial Statements. Based on the work performed to date, Codere Online does not expect IFRS 18 to affect the recognition or measurement of its underlying transactions or, consequently, its reported net result. However, the Standard is expected to significantly affect presentation and disclosure of Codere Online’s financial performance, particularly the classification of income and expenses within the operating, investing and financing categories, the presentation of the new required subtotals in the consolidated statement of profit or loss, and the disclosures relating to management-defined performance measures. Codere Online is also assessing the related implications for the statement of cash flows, the aggregation and disaggregation of financial information and the presentation of comparative information. This assessment remains ongoing and will be further developed ahead of the Standard’s mandatory application for annual reporting periods beginning on or after January 1, 2027.